Segment and Revenue Information - Reconciliation of Assets from Segment to Consolidated (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Assets	$ 142,720	$ 137,012	$ 137,100
Operating Segments | Commercial Airplanes
Segment Reporting Information [Line Items]
Assets	83,478	77,047	76,825
Operating Segments | Defense, Space & Security
Segment Reporting Information [Line Items]
Assets	16,239	14,921	14,426
Operating Segments | Global Services
Segment Reporting Information [Line Items]
Assets	16,473	16,193	16,149
Unallocated items, eliminations and other
Segment Reporting Information [Line Items]
Assets	$ 26,530	$ 28,851	$ 29,700